UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	May 12, 2010

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	70

Form 13F Information Table Value Total:  	$255,161,000

Bainco International Investors
March 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corp.         COM              00766t100     5328   187820 SH       SOLE                   187820
AT&T Inc                       COM              00206R102     5423   209872 SH       SOLE                   209872
Apple Inc                      COM              037833100     5254    22362 SH       SOLE                    22362
Baker Hughes                   COM              057224107     5019   107150 SH       SOLE                   107150
Baxter International Inc       COM              071813109     7639   131250 SH       SOLE                   131250
Berkshire Hathaway Cl A        COM              084670108      244        2 SH       SOLE                        2
Bristol Myers Co               COM              110122108     6584   246600 SH       SOLE                   246600
CACI International Inc.        COM              127190304      928    19000 SH       SOLE                    19000
CVS Caremark Corp              COM              126650100      329     9000 SH       SOLE                     9000
Capstone Turbine               COM              14067d102       14    11000 SH       SOLE                    11000
Carnival Corporation           COM              143658300     3019    77650 SH       SOLE                    77650
Charles Schwab Corp            COM              808513105     2690   143950 SH       SOLE                   143950
Chevron Texaco Corp.           COM              166764100      332     4375 SH       SOLE                     4375
Cisco Systems Inc              COM              17275R102     5918   227363 SH       SOLE                   227363
Citigroup Inc                  COM              172967101      110    27161 SH       SOLE                    27161
Consumer Discretionary Sector  COM              81369y407      273     8300 SH       SOLE                     8300
Covidien Plc                   COM              g2554f105     5900   117342 SH       SOLE                   117342
Darden Restaurants Inc.        COM              237194105     6979   156700 SH       SOLE                   156700
Elan Corporation               COM              284131208      208    27450 SH       SOLE                    27450
Exxon Mobil Corp               COM              30231g102      859    12823 SH       SOLE                    12823
Financial Select Sector SPDR   COM              81369y605     6573   412075 SH       SOLE                   412075
General Electric               COM              369604103      364    20005 SH       SOLE                    20005
Hess Corp                      COM              42809H107     2353    37625 SH       SOLE                    37625
Honeywell International Inc.   COM              438516106     3515    77650 SH       SOLE                    77650
IBM                            COM              459200101     3742    29175 SH       SOLE                    29175
Intel Corporation              COM              458140100      590    26484 SH       SOLE                    26484
JP Morgan Chase                COM              46625h100     5118   114372 SH       SOLE                   114372
Johnson & Johnson              COM              478160104    24182   370890 SH       SOLE                   370890
Juniper Networks Inc           COM              48203r104     1051    34250 SH       SOLE                    34250
Kohl's Corporation             COM              500255104     5662   103350 SH       SOLE                   103350
Kulicke & Soffa Industries     COM              501242101      104    14400 SH       SOLE                    14400
Lawson Software                COM              52078P102      132    20000 SH       SOLE                    20000
Loews Corp                     COM              540424108     2509    67300 SH       SOLE                    67300
Lowes Companies                COM              548661107     3621   149400 SH       SOLE                   149400
Market Vectors Gold Miners ETF COM              57060u100     3696    83225 SH       SOLE                    83225
Market Vectors JR Gold Miners  COM              57060u589      336    13075 SH       SOLE                    13075
Maxim Integrated Prods.        COM              57772K101     1077    55560 SH       SOLE                    55560
Merck                          COM              58933y105      276     7397 SH       SOLE                     7397
Microsoft Corp                 COM              594918104     6578   224745 SH       SOLE                   224745
Mobilepro Corp.                COM              60742e205        0   300000 SH       SOLE                   300000
Morgan Stanley Chinese Renminb COM              61747w257      202     5000 SH       SOLE                     5000
Nortel Networks Corp           COM              656568508        1    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     5819   105300 SH       SOLE                   105300
Occidental Petroleum Corp      COM              674599105     2488    29425 SH       SOLE                    29425
Office Depot                   COM              676220106      132    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     4780   186050 SH       SOLE                   186050
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103     4513   263175 SH       SOLE                   263175
Philip Morris International    COM              718172109     3559    68225 SH       SOLE                    68225
Procter & Gamble Co            COM              742718109     6178    97650 SH       SOLE                    97650
Qualcomm                       COM              747525103     3197    76137 SH       SOLE                    76137
Raytheon Co                    COM              755111507     6734   117900 SH       SOLE                   117900
S&P 500 Depository Receipt (Sp COM              78462F103     1924    16446 SH       SOLE                    16446
StatoilHydro ASA-Sponsored ADR COM              85771p102     4170   178750 SH       SOLE                   178750
Supertex Inc                   COM              868532102      320    12500 SH       SOLE                    12500
TJX Companies Inc              COM              872540109     3879    91225 SH       SOLE                    91225
Total Fina SA Sponsored ADR    COM              89151E109     7000   120650 SH       SOLE                   120650
Tyler Technologies Inc.        COM              902252105    27912  1489443 SH       SOLE                  1489443
Union Pacific Corp             COM              907818108     7431   101375 SH       SOLE                   101375
Vanguard Emerging Markets Stoc COM              922042858      313     7415 SH       SOLE                     7415
Vanguard European Stock ETF    COM              922042874      221     4600 SH       SOLE                     4600
Vanguard FTSE All-World Ex-US  COM              922042775     6837   153849 SH       SOLE                   153849
Vanguard Pacific Stock ETF     COM              922042866      557    10200 SH       SOLE                    10200
Vanguard Total Stock Mkt ETF   COM              922908769     1688    28320 SH       SOLE                    28320
Visa, Inc                      COM              92826c839     5148    56550 SH       SOLE                    56550
Wal-Mart Stores                COM              931142103     5152    92670 SH       SOLE                    92670
Weatherford International Ltd. COM              h27013103     2397   151225 SH       SOLE                   151225
Windstream Corp                COM              97381w104     4860   446275 SH       SOLE                   446275
iShares Dow Jones US Total Mar COM              464287846      282     4840 SH       SOLE                     4840
iShares MSCI Emerging Markets  COM              464287234     2937    69725 SH       SOLE                    69725